Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31,
	2023	2022
Government authorities	$178	$110
Grant receivable	152	-
Prepaid expenses and other	71	45
Others	36	-
	$437	$155